Common Stock - PIPE Investment (Details) - PIPE Investment $ / shares in Units, $ in Millions	Jan. 20, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	7,500,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sale of stock, consideration received on transaction | $	$ 75.0